Litigation, regulatory and similar matters (Tables)	3 Months Ended
Jun. 30, 2020
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters by business division and in Group Functions[1]
USD million	Global WealthManage-ment	Personal & Corporate Banking	AssetManage-ment	Investment Bank	Group Functions	UBS
Balance as of 31 December 2019	782	113	0	255	1,325	2,475
Balance as of 31 March 2020	747	112	0	205	934	1,998
Increase in provisions recognized in the income statement	20	0	0	1	0	20
Release of provisions recognized in the income statement	(12)	(6)	0	0	0	(18)
Provisions used in conformity with designated purpose	(33)	0	0	(1)	0	(33)
Foreign currency translation / unwind of discount	9	2	0	2	0	14
Balance as of 30 June 2020	732	108	0	207	934	1,980
1 Provisions, if any, for matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Group Functions.